Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Research and development	$ 7,178	$ 3,069
Sales and marketing		26
General and administrative	6,556	6,584
Change in fair value of contingent consideration	567	2,492
Total operating expenses	14,301	12,171
Operating loss	(14,301)	(12,171)
Other income (expense)
Cease-use income	6	4
Change in fair value of warrants liabilities	522	(685)
Gain on deconsolidation of former subsidiary	1,994
Interest and other expense, net	(62)	(590)
Total other income (expense)	2,460	(1,271)
Loss from continuing operations before provision for income tax benefit	(11,841)	(13,442)
Provision for income tax benefit from continuing operations	0	1,650
Loss from continuing operations	(11,841)	(11,792)
Loss from discontinued operations:
Operating loss	(1,494)	(3,399)
Other expense		(194)
Total	(1,494)	(3,593)
Net loss	$ (13,335)	$ (15,385)
Loss per common share from continuing operations, basic and diluted	$ (0.56)	$ (1.31)
Loss per common share from discontinued operations, basic and diluted	(0.07)	(0.40)
Net loss per common share, basic and diluted	$ (0.64)	$ (1.71)
Weighted-average common shares outstanding used to calculate basic and diluted net loss per common share	20,975,479	8,977,795